Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Share Capital

At December 31, 2021, share capital is composed of the following:

Shareholders	Common shares	%
Controlling group	672,762,132	35.90%
Board of directors and executive officers	25,285,335	1.35%
Free float	1,170,582,693	62.46%
Total of shares	1,868,630,160	99.71%
Treasury shares	5,440,772	0.29%
Total of shares	1,874,070,932	100.00%

Summary of Other Comprehensive (Loss) Income

f)     Other comprehensive (loss) income

	December 31, 2020	Comprehensive (loss) income	December 31, 2021
Loss on cash flow hedge	(1,316,502)	(601,415)	(1,917,917)
Foreign currency translation differences	6,514	89,848	96,362
Actuarial loss on defined benefit plan	(217,771)	41,832	(175,939)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,555	2,269	3,824
	(1,511,204)	914,332	(596,872)
Attributable to:
Owners of the Company	(1,524,027)	1,002,418	(521,609)
Non-controlling interests	12,823	(88,086)	(75,263)

	December 31, 2019	Comprehensive (loss) income	December 31, 2020
Loss on cash flow hedge	(790,403)	(526,099)	(1,316,502)
Foreign currency translation differences	49,281	(42,767)	6,514
Actuarial loss on defined benefit plan	(180,958)	(36,813)	(217,771)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,277	278	1,555
	(905,803)	(605,401)	(1,511,204)
Attributable to:
Owners of the Company	(805,471)	(718,556)	(1,524,027)
Non-controlling interests	(100,332)	113,155	12,823